Inventories (Tables)	6 Months Ended
Jun. 30, 2013
Inventories (Tables) [Abstract]
Inventory Disclosure Tables [Text Block]
	June 30, 2013	December 31, 2012
Finished goods	$644,376	$627,338
Raw materials and purchased components	179,242	171,373
Health care supplies	143,233	154,840
Work in process	88,248	83,258
Inventories	$1,055,099	$1,036,809